Revaluation loss (gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revaluation loss (gain) [Abstract]
Change in fair value due to revaluation of derivative financial asset	$ 7,866	$ (1,788)	$ 0
Change in fair value due to revaluation of derivative financial liabilities	(12,558)	(11,276)	8
Realized gain on investment portfolio		(4,219)
Unrealized loss on investment portfolio	7,951	942	2,249
Loss on digital assets	625
Unrealized exchange (gain) loss	(395)	670	155
Unrealized gain on other receivable			(258)
Loss related to property and equipment			272
Total	$ 3,489	$ (15,671)	$ 2,426